BARON

FUNDS®

BARON INVESTMENT FUNDS TRUST®

Supplement to the current Statement of Additional Information dated January 28, 2025

The following supplements the information (and supersedes any contrary information) contained in the table set forth in the section “Management of the Funds – Board of Trustees and Officers” in the Statement of Additional Information:

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Additional Officers of the Funds
David Baron(7) (1980)	Co-President	<1 year	Co-President (2024-Present); the Firm*, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm* (2005-Present); Portfolio Manager: Baron Focused Growth Fund (2018-Present); Director: the Firm* (2017-Present), Baron Capital Management UK Limited (2019-Present).	N/A	N/A

Michael Baron(7) (1981)	Co-President	<1 year	Co-President (2024-Present): the Firm*, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm* (2004-Present);	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Portfolio Manager: Baron Partners Fund (2018-Present) and Baron WealthBuilder Fund (2020-Present); Director: the Firm* (2017-Present), Baron Capital Management UK Limited (2019-Present), Baron Capital Management (DIFC) Limited (2025-Present).

Patrick M. Patalino (1968)	Senior Vice President and Chief Legal Officer	17 years	Senior Vice President: the Firm* (2024-Present); Vice President: the Firm* (2007-2024), General Counsel and Secretary: the Firm* (2007-Present); Senior Vice President: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Vice President: Baron Investment Funds Trust, Baron Select Funds (2007-2024); Chief Legal Officer: Baron Investment Funds Trust, Baron Select Funds (2007-Present); General Counsel: Baron USA Partners Fund Ltd. (2007-Present),	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Baron Emerging Markets Fund Ltd. (2016-Present); Director: Baron Capital UCITS ICAV (2023-Present), Baron Capital Management (DIFC) Limited (2025-Present).

Kristine Treglia (1978)	Vice President, Associate General Counsel and Secretary	18 years	Associate General Counsel: the Firm*, Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd. (2006-Present, previously Senior Counsel), Baron Emerging Markets Fund Ltd. (2016-Present, previously Senior Counsel); Vice President: the Firm*, Baron Investment Funds Trust, Baron Select Funds (2013-Present); Secretary: Baron Investment Funds Trust, Baron Select Funds (2025-Present).	N/A	N/A

Dated: February 20, 2025

STICKER-SAITRUST 2/20/2025

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